Business segments (Income Statement by Segment) (Details)	3 Months Ended								12 Months Ended
	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2015 USD ($) segment	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Segment Reporting Information [Line Items]
Number of operating segments (in segments) | segment									3
Net sales	$ 196,148,000	$ 244,993,000	$ 284,415,000	$ 348,096,000	$ 438,678,000	$ 468,822,000	$ 428,279,000	$ 403,938,000	$ 1,073,652,000	$ 1,739,717,000	$ 1,524,811,000
Operating income (loss)	(188,586,000)	$ 12,193,000	$ 22,438,000	$ 40,232,000	$ 64,805,000	$ 76,040,000	$ 65,804,000	$ 61,389,000	(113,723,000)	268,038,000	209,554,000
Goodwill and Intangible asset impairment	$ 125,092								125,092,000	0	0
Transaction expenses									480,000	2,326,000	2,700,000
(Gain)/loss on sale of assets									746,000	1,431,000	614,000
Operating Segments [Member]
Segment Reporting Information [Line Items]
Operating income (loss)									12,595,000	271,795,000	212,868,000
Depreciation and amortization									65,683,000	65,072,000	60,579,000
Capital expenditures									32,291,000	53,792,000	60,263,000
Operating Segments [Member] | Drilling & Subsea [Member]
Segment Reporting Information [Line Items]
Net sales									487,299,000	864,320,000	727,779,000
Operating income (loss)									6,890,000	131,072,000	100,042,000
Depreciation and amortization									33,348,000	36,148,000	32,984,000
Capital expenditures									13,803,000	22,891,000	35,915,000
Operating Segments [Member] | Completions [Member]
Segment Reporting Information [Line Items]
Net sales									267,236,000	441,345,000	336,076,000
Operating income (loss)									11,124,000	126,590,000	80,939,000
Depreciation and amortization									24,317,000	20,135,000	18,405,000
Capital expenditures									8,401,000	19,942,000	7,787,000
Operating Segments [Member] | Production & Infrastructure [Member]
Segment Reporting Information [Line Items]
Net sales									320,442,000	436,271,000	462,534,000
Operating income (loss)									22,658,000	56,148,000	61,318,000
Depreciation and amortization									7,377,000	7,856,000	8,815,000
Capital expenditures									3,102,000	4,569,000	8,229,000
Operating Segments [Member] | Corporate [Member]
Segment Reporting Information [Line Items]
Operating income (loss)									(28,077,000)	(42,015,000)	(29,431,000)
Depreciation and amortization									641,000	933,000	375,000
Capital expenditures									6,985,000	6,390,000	8,332,000
Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Net sales									$ (1,325,000)	$ (2,219,000)	$ (1,578,000)